Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Schedule of minimum amounts due for non-cancelable leases

The minimum amounts due for non-cancelable leases at December 31, 2015 are as follows ($ thousands):

Year	Operating	Capital	Total
2016	71,684	13,874	86,558
2017	44,645	13,772	58,417
2018	37,247	6,992	44,239
2019	30,135	6,664	36,799
2020	23,276	5,862	29,138
Thereafter	77,426	14,526	91,952

Total minimum payments	284,413	61,690	346,103

Less amount represent interest		(16,618)

Capitalized lease obligation		45,072

Schedule of jackpot liabilities recorded as current and non-current liabilities
December 31,
($ thousands)	2015

Current liabilities	110,979
Non-current liabilities	226,264

337,243

Schedule of future jackpot payments

Future jackpot payments are due as follows ($ thousands):

	Previous	Future
Year	Winners	Winners	Total

2016	50,370	60,503	110,873
2017	39,564	9,745	49,309
2018	34,440	585	35,025
2019	30,703	585	31,288
2020	27,130	585	27,715
Thereafter	135,387	8,770	144,157

Future jackpot payments due	317,594	80,773	398,367

Unamortized discounts			(61,124)

Total jackpot liabilities			337,243

Schedule of potential commitments for bonds outstanding
($ thousands)	Total bonds

Performance bonds	474,724
Litigation bonds	37,084
All other bonds	19,254

531,062